UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
T. ROWE PRICE
Summit Municipal Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .
T. ROWE PRICE Summit Municipal Funds
HIGHLIGHTS
Over the reporting period, municipal bonds began to recover from the drawdown seen in the first three quarters of 2022, as rate hikes from the Federal Reserve decreased in size and technical conditions in the municipal bond market became more supportive.
The Summit Municipal Intermediate and Summit Municipal Income Funds
registered positive returns and outperformed their Lipper peer group averages.
The Summit Municipal Intermediate Fund also outperformed its Bloomberg index, while the Summit Municipal Income Fund underperformed its benchmark.
We maintained an overweight allocation to the transportation revenue subsector.
We also kept an overweight allocation to health care revenue bonds, including those from hospitals and, to a lesser degree, life care communities.
The backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. Meanwhile, we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation.
Log in to your account at troweprice.com for more information.
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T. ROWE PRICE Summit Municipal Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.
T. ROWE PRICE Summit Municipal Funds

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE Summit Municipal Funds
Management’s Discussion of Fund Performance

SUMMIT MUNICIPAL INTERMEDIATE FUND
INVESTMENT OBJECTIVE
The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Summit Municipal Intermediate Fund returned 2.75% over the period.
The fund outperformed its Bloomberg index and its Lipper peer group average.
(Returns for Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The Federal Reserve
continued to tighten
monetary policy over the
period—although the
magnitude of rate hikes
decreased—and U.S. Treasury
bill yields rose alongside
monetary tightening. Yields
on Treasury notes and bonds
also ended the period higher,
partly due to expectations
that persistent inflation
will force policymakers to
keep interest rates higher
for longer than investors
previously expected. Municipal bond yields followed Treasury yields upward, with the yields on AAA rated municipal bonds rising across the curve.
However, municipal bond yields generally rose less than yields on comparable-
maturity Treasuries. As a result, municipal-Treasury ratios—the ratio of the yields of municipal bonds and Treasuries at various maturities and a measure of relative value between the two asset classes—moved lower across the 5-, 10-, and 30-year portions of the curve.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Summit Municipal
Intermediate Fund –
.
-3.37% 2.75%
Summit Municipal
Intermediate Fund–
.
Advisor  Class -3.59 2.50
Summit Municipal
Intermediate Fund–
.
I  Class -3.32 2.87
Bloomberg Municipal 1–15
Year Blend (1–17) Bond
Index -3.38 2.47
Lipper Intermediate
Municipal Debt Funds
Average -3.50 2.43
T. ROWE PRICE Summit Municipal Funds

Technical conditions in the municipal bond market were mixed but showed improvement at the margin. While outflows from municipal bond mutual funds persisted over the past year, the level of outflows seen year-to-date in
2023 was notably lower in magnitude than the record-setting outflow cycle seen in 2022. Additionally, new issuance volumes were relatively subdued over much of the period compared with the volumes seen in the recent past, and the lack of new supply appeared to support existing bonds trading in the secondary market.
Security selection among revenue-backed and general obligation (GO) bonds aided relative performance. Within the GO sector, selections of state GOs were the primary contributors to relative performance, although selection of local GOs also contributed modestly. Holdings of Illinois state GO bonds generated relative gains as the state’s credit quality was upgraded by Moody’s.
Illinois also entered its 2024 fiscal year with a healthy general revenue fund balance and a deposit to its budget stabilization fund. Positions in GO bonds from the Commonwealth of Puerto Rico also meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Selection was constructive across the majority of revenue subsectors, with selection in the dedicated tax, airport, and hospital revenue subsectors contributing most prominently. However, selection within the public power revenue subsector negated some relative gains.
Allocations within the revenue-backed sector had a positive impact on relative performance in aggregate. Overweights to airports and prepaid gas and underweights to water/sewer and higher education revenue bonds contributed.
Allocations at the broad sector level also helped relative performance. An overweight to the revenue-backed sector and an underweight to the GO sector were beneficial as the revenue-backed sector outpaced the GO sector on a total return basis. Conversely, an underweight to lease/appropriation revenue bonds and an overweight to hospital revenue bonds detracted.
Interest rate management had a modestly positive impact on relative performance. The portfolio’s positioning on the yield curve and the income generated from coupon payments added to relative gains. Conversely, the portfolio’s longer-than-benchmark duration posture hindered relative performance as municipal bond yields rose across the yield curve.
T. ROWE PRICE Summit Municipal Funds

How is the fund positioned?
Going into the period, we believed that the historic sell-off seen in the first half of 2022 had returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. While macro- and rate-driven volatility persisted throughout the year, we used our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations.
The fund’s duration ended the year roughly unchanged and remained above the benchmark’s duration for most of the period. While this duration posture weighed on relative performance over the reporting period, we maintain conviction in building up a longer-than-benchmark duration profile given our view that we are very close to a peak in interest rates. During the year, we migrated away from bonds with shorter call provisions in an attempt to improve the fund’s ability to benefit from future declines in municipal bond yields. (Call provisions allow a borrower to redeem outstanding bonds prior to maturity and are used most often when interest rates fall.)
In terms of relative value across the maturity spectrum, we believed that long-
dated bonds, at times, presented the most attractive investment opportunities, and the fund’s allocations to bonds maturing in 16 and 17 years increased as a result. We also utilized our fundamental credit research capabilities to add high-conviction names elsewhere on the curve, and our allocation to bonds maturing in one to two years and six years ended the period higher.
The portfolio’s overall credit quality was unchanged over the period; however, we added exposure to AAA rated bonds. We maintained the fund’s structural overweight allocations to A rated bonds and, to a smaller extent, BBB rated bonds, as we continued to believe that these mid-quality segments present ample opportunities to earn additional risk-adjusted yield over time. However, the fund’s allocation to BBBs decreased slightly over the period. We also maintained an overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
We maintained an overweight allocation to the transportation revenue subsector. Within the subsector, we continued to emphasize airport and toll road revenue bonds. From our perspective, these projects function as essential-
service utilities for their respective regions, enabling them to receive substantial federal and state government support. However, from our perspective, valuations were not overly compelling in the transportation revenue subsector for much of the period, and our allocation to the subsector decreased modestly.
T. ROWE PRICE Summit Municipal Funds

We kept an overweight
allocation to health care
revenue bonds, including
those from hospitals and,
to a lesser degree, life care
communities. During the
period, our allocation to
hospital revenue bonds
increased as encouraging
trends in fundamentals
bolstered our view on
the subsector.
The fund’s structural
underweight to the GO sector
remained in place, reflecting
our prior-decade aversion to
the sector stemming from
state and local governments’
significant unfunded pension
liabilities. However, the
fund’s allocations to state
and local GOs increased over
the period as we were net buyers of state GOs from Illinois and Georgia as well as high-quality local GOs from Arlington, Virginia. We remain vigilant in monitoring GO borrowers’ budget management practices and their progress in tackling unfunded pension liabilities, especially amid the potential for slowing economic growth and weakness in risk assets.
What is portfolio management’s outlook?
Although the Summary of Economic Projections that the Federal Reserve published in September forecast one more rate hike before year-end, we believe that recent communications from policymakers and the jump in long-
term Treasury yields make a December hike unlikely. Absent a significant reacceleration of economic growth or fall in long-term yields, a resumption of rate increases in 2024 also appears to be improbable, in our view, with the Fed more likely to rely on higher-for-longer messaging to further tighten financial conditions if necessary.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Intermediate Fund
T. ROWE PRICE Summit Municipal Funds

Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, from our perspective, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads moderately tightened but remain wide relative to their long-term spread averages.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. Meanwhile, we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
SUMMIT MUNICIPAL INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks a high level of income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Summit Municipal Income Fund returned 2.41% over the period. The fund outperformed its Lipper peer group average but underperformed its Bloomberg index. (Returns for Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
The Federal Reserve continued to tighten monetary policy over the period—
although the magnitude of rate hikes decreased—and U.S. Treasury bill yields rose alongside monetary tightening. Yields on Treasury notes and bonds also ended the period higher, partly due to expectations that persistent inflation will force policymakers to keep interest rates higher for longer than investors previously expected. Municipal bond yields followed Treasury yields upward, with the yields on AAA rated municipal bonds rising across the curve.
However, municipal bond yields generally rose less than yields on comparable-
T. ROWE PRICE Summit Municipal Funds

maturity Treasuries. As a
result, municipal-Treasury
ratios—the ratio of the
yields of municipal bonds
and Treasuries at various
maturities and a measure of
relative value between the
two asset classes—moved
lower across the 5-, 10-, and
30-year portions of the curve.
Technical conditions in the
municipal bond market
were mixed but showed
improvement at the margin.
While outflows from
municipal bond mutual funds
persisted over the past year, the level of outflows seen year-to-date in 2023 was notably lower in magnitude than the record-setting outflow cycle seen in 2022.
Additionally, new issuance volumes were relatively subdued over much of the period compared with the volumes seen in the recent past, and the lack of new supply appeared to support existing bonds trading in the secondary market.
The fund’s longer-than-benchmark average duration profile and overweight to the long end of the yield curve hindered relative performance as municipal bond yields rose across the yield curve.
Allocations at the broad sector level helped relative performance. An overweight to the revenue bond sector and an underweight to the general obligation (GO) sector were beneficial as the revenue bond sector outpaced the GO sector on a total return basis. Allocations within the revenue bond sector also had a positive impact on relative performance due to an overweight of airport bonds and underweight of water/sewer and dedicated tax revenue bonds. Conversely, an overweight to life care community revenue bonds hindered relative performance.
Security selection within the revenue bond and GO sectors aided relative performance. Selection was constructive across the majority of revenue bond subsectors, including the dedicated tax, water/sewer, and lease/appropriation revenue subsectors. However, security selection within the public power revenue subsector negated some relative gains.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Summit Municipal Income
Fund –
.
-5.10% 2.41%
Summit Municipal Income
Fund–
.
Advisor  Class -5.22 2.15
Summit Municipal Income
Fund–
.
I  Class -5.05 2.42
Bloomberg Municipal
Bond Index -4.65 2.64
Lipper General & Insured
Municipal Debt Funds
Average -5.19 2.07
T. ROWE PRICE Summit Municipal Funds

Within the GO sector, holdings of Illinois state GO bonds generated relative gains as the state’s credit rating was upgraded by Moody’s. Illinois also entered its 2024 fiscal year with a healthy general revenue fund balance and a deposit to its budget stabilization fund. GO bonds from the Commonwealth of Puerto
Rico also meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
How is the fund positioned?
Going into the period, we believed that the historic sell-off seen in the first half of 2022 had returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. While macro- and rate-driven volatility persisted throughout the year, we used our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations.
While duration ticked lower at various times over the year in anticipation of persistent interest rate volatility, the fund’s duration ultimately extended and ended above the benchmark’s duration. While this longer-than-benchmark average duration posture weighed on relative performance over the reporting period, we maintain conviction in building up a long relative duration profile given our view that we are close to a peak in interest rates. During the year, we migrated away from bonds with shorter call provisions to improve the fund’s ability to benefit from future declines in municipal bond yields. (Call provisions allow a borrower to redeem outstanding bonds prior to maturity and are used most often when interest rates fall.)
Throughout the majority of the period, we believed that long-dated bonds presented the most attractive investment opportunities. Against this backdrop, the fund's allocation to bonds maturing in 20 years or more remained a significant overweight relative to the benchmark. As we identified attractive investment opportunities further out on the curve, our allocation to bonds with very short maturities decreased.
The fund’s overall credit quality ended the period unchanged; however, its allocation to AAA rated bonds decreased modestly, and its allocation to AA rated bonds increased slightly. We maintained a structural overweight to the A and BBB quality tiers relative to the benchmark, as we continued to believe that the lower end of the investment-grade spectrum provides ample opportunities to earn additional risk-adjusted yield over time. We also maintained an overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
T. ROWE PRICE Summit Municipal Funds

We maintained an overweight allocation to the transportation revenue subsector. Within the subsector, we continued to emphasize airport and toll road revenue bonds. From our perspective, these projects function as essential-service utilities for their respective regions, enabling them to receive substantial federal and state government support. Our allocation to airport revenue bonds increased over the year, in line with our view that the subsector continued to show resilience as enplanements recovered fully from the pandemic-induced drawdown.
Among airport revenue bonds, we viewed valuations on bonds subject to the alternative minimum tax
(AMT) more favorably than
non-AMT bonds. In line
with this trend in valuations,
we added AMT airport
revenue bonds related to the
Hartsfield-Jackson Atlanta
International Airport and
the Orlando International
Airport, among others.
While health care revenue
bonds continued to
represent a prominent
allocation within the fund,
our allocation to hospital
revenue bonds decreased
as hospitals continued to
face staffing shortages and
cost pressures on medical
supplies. We maintain a
constructive outlook on the
hospital revenue subsector,
encouraged by improving
operating earnings before interest, depreciation, and amortization margins and declining use of contract labor.
Our allocation to life care communities also declined. We believe a risk remains that the subsector is in transition due to changing consumer demand and increased competition from for-profit operators. These factors have weighed on our outlook toward the not-for-profit senior living market.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Income Fund
T. ROWE PRICE Summit Municipal Funds

The fund’s structural underweight to the GO sector remained in place, reflecting our prior-decade aversion to the sector stemming from state and local governments’ significant unfunded pension liabilities. The fund’s allocation to state GOs decreased modestly over the year. We were net sellers of
GOs issued by the state of California, partly due to our less constructive view on relative valuations.
Conversely, our allocation to local GOs increased modestly. During the year, we purchased a bond from Fairfax County, Virginia, encouraged by the county’s strong economy and manageable debt burden, in our view. We remain vigilant in monitoring GO borrowers’ budget management practices and their progress in tackling unfunded pension liabilities, especially amid the potential for slowing economic growth and weakness in risk assets.
What is portfolio management’s outlook?
Although the Summary of Economic Projections that the Federal Reserve published in September forecast one more rate hike before year-end, we believe that recent communications from policymakers and the jump in long-
term Treasury yields make a December hike unlikely. Absent a significant reacceleration of economic growth or fall in long-term yields, a resumption of rate increases in 2024 also appears to be improbable, in our view, with the Fed more likely to rely on higher-for-longer messaging to further tighten financial conditions if necessary.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, from our perspective, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads moderately tightened but remain wide relative to their long-term spread averages.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. Meanwhile, we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation.
T. ROWE PRICE Summit Municipal Funds

In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
T. ROWE PRICE Summit Municipal Funds

RISKS OF INVESTING IN MUNICIPAL SECURITIES
Funds that invest in municipal securities are subject to price declines due to rising interest rates, with long-term securities generally being the most sensitive to rate fluctuations. Other risks include credit rating downgrades, defaults on scheduled interest and principal payments, and the possibility that municipal securities will, because of legislation or a significant restructuring of federal income tax rates, lose their advantage as a source of tax-free income. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
, Bloomberg Municipal 1–15 Year Blend (1–17) Bond
Index, and Bloomberg Municipal Bond Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
T. ROWE PRICE Summit Municipal Funds

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)
T. ROWE PRICE Summit Municipal Funds

GROWTH OF $25,000
This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SUMMIT MUNICIPAL INTERMEDIATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
T. ROWE PRICE Summit Municipal Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal Intermediate
Fund –
.
2.75% 1.03% 1.72% – –
Summit Municipal Intermediate
Fund–
.
Advisor  Class 2.50 0.78 1.46 – –
Summit Municipal Intermediate
Fund–
.
I  Class 2.87 – – 0.49% 3/1/19
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
T. ROWE PRICE Summit Municipal Funds

GROWTH OF $25,000
This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SUMMIT MUNICIPAL INCOME FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal Income Fund –
.
2.41% 0.61% 2.20% – –
Summit Municipal Income Fund–
.
Advisor  Class 2.15 0.36 1.95 – –
Summit Municipal Income Fund–
.
I  Class 2.42 – – 0.15% 3/1/19
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
T. ROWE PRICE Summit Municipal Funds

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund
have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Summit Municipal Intermediate Fund 0.52%
Summit Municipal Intermediate Fund–Advisor Class 0.81
Summit Municipal Intermediate Fund–I Class 0.38
Summit Municipal Income Fund 0.54
Summit Municipal Income Fund–Advisor Class 0.92
Summit Municipal Income Fund–I Class 0.39
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.
T. ROWE PRICE Summit Municipal Funds

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SUMMIT MUNICIPAL INTERMEDIATE FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $966.30 $2.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.55
Advisor Class
Actual   1,000.00   964.10   3.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
I Class
Actual   1,000.00   966.80   1.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.29   1.94
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INCOME FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $949.00 $2.46
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.55
Advisor Class
Actual   1,000.00   947.80   3.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
I Class
Actual   1,000.00   949.50   1.97
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.19   2.04
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%,
the
2
Advisor Class was 0.75% and the
3
I Class was 0.40%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Summit Municipal Funds

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal
Intermediate Fund –
.
2.91% 1.06% 1.89% – –
Summit Municipal
Intermediate Fund–
.
Advisor  Class 2.56  0.81  1.62  – –
Summit Municipal
Intermediate Fund–
.
I  Class 3.04  – – 0.67% 3/1/19
Summit Municipal Income
Fund –
.
2.76  0.82  2.49  – –
Summit Municipal Income
Fund–
.
Advisor  Class 2.51  0.57  2.23  – –
Summit Municipal Income
Fund–
.
I  Class 2.87  – – 0.57  3/1/19
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146078 C10-050 12/23
October 31, 2023
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSMX Summit Municipal
Intermediate Fund –
.
PAIFX Summit Municipal
Intermediate Fund–
.
Advisor  Class
PRTMX Summit Municipal
Intermediate Fund–
.
I Class
T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10.75 $ 12.27 $ 12.21 $ 12.13 $ 11.49
Investment activities
Net investment income
(1)(2)
0.28 0.25 0.26 0.29 0.30
Net realized and unrealized gain/
loss 0.02 (1.52) 0.06 0.08 0.64
Total from investment activities 0.30 (1.27) 0.32 0.37 0.94
Distributions
Net investment income (0.28) (0.25) (0.26) (0.29) (0.30)
Net realized gain —
(3)
—
(3)
—
(3)
— —
(3)
Total distributions (0.28) (0.25) (0.26) (0.29) (0.30)
NET ASSET VALUE
End of period $ 10.77 $ 10.75 $ 12.27 $ 12.21 $ 12.13
T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(4)
2.75% (10.44)% 2.59% 3.05% 8.22%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.51% 0.52% 0.50% 0.51% 0.50%
Net expenses after waivers/
payments by Price Associates 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 2.51% 2.18% 2.08% 2.35% 2.50%
Portfolio turnover rate 22.5% 20.6% 6.6% 15.6% 9.2%
Net assets, end of period (in
millions) $2,135 $2,339 $3,253 $3,087 $3,220
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10.74 $ 12.26 $ 12.20 $ 12.12 $ 11.48
Investment activities
Net investment income
(1)(2)
0.25 0.22 0.23 0.25 0.27
Net realized and unrealized gain/
loss 0.02 (1.52) 0.06 0.08 0.64
Total from investment activities 0.27 (1.30) 0.29 0.33 0.91
Distributions
Net investment income (0.25) (0.22) (0.23) (0.25) (0.27)
Net realized gain —
(3)
—
(3)
—
(3)
— —
(3)
Total distributions (0.25) (0.22) (0.23) (0.25) (0.27)
NET ASSET VALUE
End of period $ 10.76 $ 10.74 $ 12.26 $ 12.20 $ 12.12
T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(4)
2.50% (10.68)% 2.34% 2.79% 7.96%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.79% 0.81% 0.79% 0.81% 0.80%
Net expenses after waivers/
payments by Price Associates 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 2.26% 1.94% 1.84% 2.09% 2.24%
Portfolio turnover rate 22.5% 20.6% 6.6% 15.6% 9.2%
Net assets, end of period (in
thousands) $4,002 $4,220 $5,444 $5,299 $4,384
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.74 $ 12.26 $ 12.20 $ 12.12 $ 11.78
Investment activities
Net investment income
(2)(3)
0.29 0.27 0.27 0.30 0.20
Net realized and unrealized gain/
loss 0.02 (1.52) 0.06 0.08 0.35
Total from investment activities 0.31 (1.25) 0.33 0.38 0.55
Distributions
Net investment income (0.29) (0.27) (0.27) (0.30) (0.21)
Net realized gain —
(4)
—
(4)
—
(4)
— —
Total distributions (0.29) (0.27) (0.27) (0.30) (0.21)
NET ASSET VALUE
End of period $ 10.76 $ 10.74 $ 12.26 $ 12.20 $ 12.12
T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(3)(5)
2.87% (10.34)% 2.72% 3.17% 4.65%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0.38% 0.38% 0.37% 0.38% 0.38%
(6)
Net expenses after waivers/
payments by Price Associates 0.38% 0.38% 0.37% 0.38% 0.38%
(6)
Net investment income 2.63% 2.32% 2.20% 2.47% 2.54%
(6)
Portfolio turnover rate 22.5% 20.6% 6.6% 15.6% 9.2%
Net assets, end of period (in
millions) $3,064 $3,190 $3,549 $2,783 $2,532
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
ALABAMA 1.5%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  19,485 17,924
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,018
Energy Southeast A Cooperative Dist., Series A-1, VRDN, 5.50%,
11/1/53 (Tender 1/1/31)  7,500 7,627
Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%,
12/1/51 (Tender 12/1/31)  29,365 26,776
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 5,952
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32  (1) 3,632 3,209
Wilsonville Ind. Dev. Board, Alabama Power Co. Gaston Plant
Project, VRDN, 4.33%, 12/1/30  (2) 5,100 5,100
76,606
ALASKA 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 8,593
8,593
ARIZONA 2.0%
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34  3,100 3,261
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35  1,650 1,730
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36  1,900 1,977
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27)  (2) 8,225 8,284
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,116
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%,
1/1/48 (Tender 10/18/24)  12,145 12,218
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,382
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%,
11/15/24  (3)(4) 1,270 1,167
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  (3)(4) 2,110 1,716
Phoenix Civic Improvement, 4.00%, 7/1/44  3,030 2,628
Phoenix Civic Improvement, 5.00%, 7/1/33  (2) 630 637
Phoenix Civic Improvement, 5.00%, 7/1/35  (2) 4,700 4,711
Phoenix Civic Improvement, 5.00%, 7/1/36  (2) 3,715 3,707
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24  (2) 1,300 1,305
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25  (2) 2,195 2,218
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,556
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,321
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,322
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,154
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,737
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  (5) 1,170 1,230
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  (5) 1,000 1,046
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  (5) 3,000 3,126
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 300
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 301
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 251
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 302
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 454
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 353
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 352
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,406
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 752
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  450 451
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 10,388
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 13,478
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/31  3,000 3,145
Salt Verde Financial, 5.00%, 12/1/37  1,000 970
106,452
CALIFORNIA 8.7%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/31  1,000 1,001
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/33  2,000 2,002
California, GO, 4.00%, 11/1/36  6,000 5,845
California, GO, 5.00%, 4/1/29  2,840 3,030
California, GO, 5.00%, 11/1/31  7,875 8,306
California, GO, 5.00%, 12/1/36  10,000 10,597
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  15,125 15,078
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,154
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  8,975 9,244
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 7,271
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,144
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,579
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
(Prerefunded 11/15/25)  (6) 8,380 8,573
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,802 3,522
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,527 7,093
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.79%, 12/1/50 (Tender 6/1/26)  3,375 3,283
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,006
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33  (2) 1,000 1,010
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34  (2) 1,200 1,210
California PFA, Enso Village Project, 2.375%, 11/15/28  (1) 1,000 937
California PFA, Enso Village Project, 3.125%, 5/15/29  (1) 895 822
California PFA, Enso Village Project, 5.00%, 11/15/36  (1) 750 683
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27  (1) 1,220 1,157
California Public Works Board, Series C, 5.00%, 11/1/31  1,000 1,068
California Public Works Board, Series C, 5.00%, 11/1/38  1,550 1,610
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/32 (Prerefunded 7/1/24)  (6) 3,000 3,028
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/33 (Prerefunded 7/1/24)  (6) 2,380 2,402
California Statewide CDA, Kaiser Permanente, Series C-1, VRDN,
5.00%, 4/1/46 (Tender 11/1/29)  1,410 1,492
California Statewide CDA, Kaiser Permanente, Series C-3, VRDN,
5.00%, 4/1/45 (Tender 11/1/29)  10,975 11,612
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,643
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 10,782
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25  (1) 2,265 2,262
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27  (1) 1,005 1,002
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28  (1) 4,235 4,225
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29  (1) 3,000 2,988
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30  (1) 6,875 6,842
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31  (1) 4,275 4,250
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36  (1) 7,750 7,383
California, Various Purpose, GO, 4.00%, 3/1/27  3,725 3,759
California, Various Purpose, GO, 4.00%, 10/1/37  2,900 2,778
California, Various Purpose, GO, 5.00%, 8/1/24  5,290 5,345
California, Various Purpose, GO, 5.00%, 11/1/27  5,325 5,596
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,110
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 14,032
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,065
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 12,397
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 22,253
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 8,204
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/33  21,790 22,891
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/34  23,360 24,521
Los Angeles Dept. of Airports, 4.00%, 5/15/38 (Prerefunded
11/15/31)  (2)(6) 530 521
Los Angeles Dept. of Airports, 5.00%, 5/15/32  (2) 6,100 6,239
Los Angeles Dept. of Airports, 5.00%, 5/15/33 (Prerefunded
11/15/31)  (2)(6) 530 557
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31)  (2)(6) 60 63
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32  (2) 3,500 3,604
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36  (2) 10,000 10,109
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 2,404
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29  (2) 6,050 6,182
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33  (2) 7,920 8,126
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31  (2) 6,500 6,696
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/34  (2) 4,735 4,863
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/35  (2) 1,045 1,066
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,099
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/41  4,065 4,237
Los Angeles Dept. of Water & Power, Series C, 5.00%, 7/1/38  5,000 5,306
Metropolitan Water Dist. of Southern California, Series C, 5.00%,
7/1/40  5,635 5,940
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.51%, 7/1/27  2,615 2,584
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/35  6,250 6,758
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/36  8,000 8,581
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Senior Private Activity,
Series B, 5.25%, 7/1/36  (2) 3,500 3,615
San Diego County Regional Airport Auth., Senior Private Activity,
Series B, 5.25%, 7/1/37  (2) 1,350 1,379
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32  (2) 5,710 5,843
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38  (2) 6,250 6,194
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31  (2)(5) 10,000 10,235
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,043
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  1,235 1,307
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series E, 5.00%, 5/1/37  (2) 4,450 4,465
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series H, 5.00%, 5/1/30  (2) 8,335 8,549
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,153
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,131
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33  (2) 1,300 1,329
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,756
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,006
Univ. of California, Series BE, 5.00%, 5/15/35  1,645 1,776
450,803
COLORADO 2.3%
Colorado, Series A, COP, 4.00%, 12/15/36  1,195 1,122
Colorado, Series A, COP, 4.00%, 12/15/39  3,895 3,484
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 1,768
Colorado HFA, Adventhealth Obligated, VRDN, 5.00%, 11/15/58
(Tender 11/15/28)  4,300 4,465
Colorado HFA, Adventhealth Obligated, Series A, 5.00%, 11/15/39  5,000 5,086
Colorado HFA, Commonspirit Health, Series A, 5.00%, 8/1/25  3,000 3,022
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  5,540 5,564
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 2,502
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 5,660
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,452
Denver City & County Airport, Series A, 4.00%, 11/15/41  (2) 3,900 3,325
Denver City & County Airport, Series A, 5.00%, 12/1/29  (2) 2,230 2,268
Denver City & County Airport, Series A, 5.00%, 12/1/30  (2) 8,845 9,045
Denver City & County Airport, Series A, 5.00%, 12/1/32  (2) 5,260 5,311
Denver City & County Airport, Series A, 5.00%, 12/1/33  (2) 6,550 6,610
Denver City & County Airport, Series A, 5.00%, 12/1/34  (2) 1,250 1,256
Denver City & County Airport, Series A, 5.00%, 12/1/35  (2) 26,680 26,696
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,117
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,035
Denver City & County Airport, Series B, 5.25%, 11/15/28  3,000 3,000
E-470 Public Highway Auth., Capital Appreciation, Series B, Zero
Coupon, 9/1/29  (7) 8,110 6,321
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 11,115
Tender Option Bond Trust Receipts, Series 2023-XM1124, VRDN,
4.12%, 11/15/48  (1) 2,690 2,690
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23  (8) 585 585
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23  (8) 230 230
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25  (8) 250 255
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26  (8) 575 590
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29  (8) 630 660
122,234
CONNECTICUT 1.0%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,560
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,100 11,867
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  (5) 5,000 5,308
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/32  10,000 10,388
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48 (Tender
2/10/26)  7,500 7,232
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  7,150 6,890
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)   (3)(4)(9) 384 85
54,330
DELAWARE 0.3%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,131
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,164
Delaware River & Bay Auth., 5.00%, 1/1/34  695 748
Delaware River & Bay Auth., 5.00%, 1/1/36  350 373
Delaware River & Bay Auth., 5.00%, 1/1/37  400 421
Delaware River & Bay Auth., 5.00%, 1/1/38  410 425
Delaware River & Bay Auth., 5.00%, 1/1/39  450 462
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,803
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,517
15,044
DISTRICT OF COLUMBIA 4.0%
District of Columbia, Series A, 5.00%, 3/1/36  12,000 12,563
District of Columbia, Series A, 5.00%, 3/1/40  3,110 3,199
District of Columbia, Series A, GO, 5.00%, 6/1/30  750 761
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,071
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,081
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,664
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,089
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,598
District of Columbia, Series A, GO, 5.00%, 1/1/42  10,245 10,596
District of Columbia, Series A, GO, 5.00%, 10/15/44  3,050 3,101
District of Columbia, Series C, 5.00%, 5/1/37  1,780 1,865
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,540
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 10,331
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,048
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,827
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,024
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31  (2) 8,185 8,201
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35  (2) 3,500 3,533
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37  (2) 1,500 1,340
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38  (2) 2,470 2,172
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25  (2) 7,215 7,283
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27  (2) 2,790 2,785
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28  (2) 2,310 2,306
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29  (2) 4,700 4,800
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30  (2) 3,285 3,339
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31  (2) 4,775 4,901
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31  (2) 4,675 4,734
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32  (2) 4,650 4,794
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34  (2) 7,350 7,342
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35  (2) 17,795 17,769
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38  (2) 1,860 1,843
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39  (2) 1,775 1,807
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40  (2) 2,580 2,620
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41  (2) 6,780 6,829
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30  (2) 10,280 10,285
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/28  5,000 5,198
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/29  8,190 8,498
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  2,800 2,900
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/35  1,000 941
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/36  855 788
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/37  1,000 904
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,270 5,766
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,025
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 7,695
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,061
210,817
FLORIDA 5.3%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,259
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,012
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,639
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B,
5.00%, 12/1/34  12,380 12,200
Brevard County HFA, Health First, 5.00%, 4/1/27  2,075 2,079
Brevard County HFA, Health First, 5.00%, 4/1/29  750 751
Brevard County HFA, Health First, 5.00%, 4/1/30  3,285 3,291
Brevard County HFA, Health First, 5.00%, 4/1/31  4,490 4,498
Brevard County HFA, Health First, 5.00%, 4/1/39  8,105 8,120
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 11,706
Broward County Airport, 5.00%, 10/1/27  (2) 1,250 1,273
Broward County Airport, 5.00%, 10/1/29  (2) 2,265 2,296
Broward County Airport, 5.00%, 10/1/30  (2) 2,250 2,276
Broward County Airport, 5.00%, 10/1/31  (2) 1,500 1,504
Broward County Airport, 5.00%, 10/1/32  (2) 1,815 1,819
Broward County Airport, 5.00%, 10/1/33  (2) 1,295 1,298
Broward County Airport, 5.00%, 10/1/34  (2) 1,500 1,501
Broward County Airport, Series A, 5.00%, 10/1/33  (2) 4,840 4,904
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,702
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 1,860
Broward County Port Fac., Series D, 5.00%, 9/1/26  (2) 2,760 2,792
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  750 751
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  1,250 1,253
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/27  1,500 1,506
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/28  1,500 1,507
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  500 502
Central Florida Expressway Auth., 4.00%, 7/1/35  (8) 3,500 3,328
Central Florida Expressway Auth., 4.00%, 7/1/37  (8) 4,000 3,708
Central Florida Expressway Auth., 4.00%, 7/1/39  (8) 3,070 2,758
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 17,140
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29  4,965 5,179
Florida DOT, Garvees, Series A, 5.00%, 7/1/30  5,000 5,341
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,039
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25  (2) 2,785 2,814
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29  (2) 8,285 8,488
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34  (2) 3,000 3,002
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35  (2) 6,500 6,405
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44  (2) 4,580 4,419
Hillsborough County Aviation Auth., Tampa Int'l. Airport, 5.00%,
10/1/26  (2) 2,380 2,418
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/34 (Prerefunded 10/1/24)  (6) 3,090 3,120
Hillsborough County IDA, BayCare Health System, Series B,
VRDN, 3.95%, 11/1/38  200 200
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,146
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,271
Miami-Dade County Aviation, 5.00%, 10/1/27  (2) 2,925 2,912
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29  (2) 1,800 1,790
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30  (2) 6,950 6,890
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32  (2) 9,590 9,434
Miami-Dade County Expressway Auth., Series 14A, 5.00%, 7/1/30  2,000 2,011
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,251
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,901
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,567
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,012
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,035
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,543
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,868
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,790
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/38  (2) 2,000 1,981
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/39  (2) 2,300 2,265
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/40  (2) 3,000 2,937
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/41  (2) 1,070 1,040
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/42  (2) 2,385 2,301
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 919
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 474
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 1,527
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  850 714
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/27  750 772
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/28  1,500 1,555
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/38  850 863
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/41  1,750 1,731
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/42  1,250 1,228
Orange County School Board, Series C, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25)  (6) 16,675 16,975
Orange County School Board, Series C, COP, 5.00%, 8/1/33  4,535 4,635
Orange County School Board, Series D, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25)  (6) 2,250 2,292
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  2,150 1,910
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/36  2,500 2,020
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,456
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,057
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/27  400 410
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/28  325 334
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/29  420 431
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/30  365 374
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/31  700 716
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/32  1,070 1,090
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/33  455 464
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
2, STEP, 0.00%, 5/1/40  255 237
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
3, 6.61%, 5/1/40  (3)(4) 280 —
274,787
GEORGIA 7.2%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,431
Atlanta, Series A-1, GO, 5.00%, 12/1/36  2,350 2,512
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,396
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,470
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  2,750 2,525
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41  1,200 1,091
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42  5,145 4,622
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/39  (2) 1,000 872
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27
(Prerefunded 1/1/24)  (6) 1,825 1,828
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30
(Prerefunded 1/1/24)  (6) 10,500 10,516
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31
(Prerefunded 1/1/24)  (6) 14,440 14,462
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33
(Prerefunded 1/1/24)  (6) 2,055 2,058
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36  5,585 5,807
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38  5,000 5,132
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/40  14,055 14,344
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  (3)(4) 2,805 1,262
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (3)(4) 9,705 4,367
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  (3)(4) 3,065 1,379
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,364
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,329
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,600
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded
5/1/25)  (6) 6,000 6,111
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, First Series, VRDN, 4.37%, 11/1/52  6,600 6,600
Burke County Dev. Auth., PCR, Georgia Power Vogtle Project,
VRDN, 4.20%, 7/1/49  1,300 1,300
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/25  1,075 1,085
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29 (Prerefunded 1/30/24)  (6) 5,395 5,408
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 508
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,284
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,546
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/31  400 407
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/32  1,000 1,017
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/33  2,000 2,034
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/34  2,515 2,558
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/26  1,860 1,886
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/28  1,200 1,225
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/29  1,780 1,815
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/30  6,300 6,418
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/35  5,000 5,075
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/37  2,500 2,520
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/28  2,500 2,582
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/29  2,750 2,840
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/31  2,365 2,433
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/32  3,660 3,746
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/33  3,390 3,462
Georgia Ports Auth., 4.00%, 7/1/38  3,180 2,912
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,273
Georgia Ports Auth., 4.00%, 7/1/42  2,875 2,538
Georgia Ports Auth., 4.00%, 7/1/43  4,750 4,161
Georgia Ports Auth., 5.00%, 7/1/35  3,000 3,237
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/39  5,000 5,324
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  16,250 17,229
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/32  1,000 1,017
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/34  1,205 1,225
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/35  1,000 1,015
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,342
Main Street Natural Gas, Series A, 5.00%, 5/15/28  1,450 1,443
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 4,946
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 4,930
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,511
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 11,216
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  31,870 30,663
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29)  2,500 2,464
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  6,000 5,958
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,000 9,904
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  31,530 30,629
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  14,585 13,676
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 5,115
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 9,559
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,922
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,004
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,079
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 676
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30  2,675 2,750
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31  1,560 1,591
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32  1,700 1,730
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33  1,845 1,875
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34  2,005 2,037
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35  3,415 3,462
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 8,785
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/35  255 265
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/37  455 464
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 475
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/39  765 769
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,284
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  4,205 4,496
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24  (10) 170 171
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34 (Prerefunded 1/1/24)  (6) 3,000 3,015
377,364
HAWAII 0.3%
Hawaii Airports System, Series A, 5.00%, 7/1/43  (2) 2,100 2,033
Hawaii Airports System, Series D, 4.00%, 7/1/37  16,800 15,778
17,811
IDAHO 0.4%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,058
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,000
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 745
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 650
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 725
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 720
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,000
Idaho HFA, Saint Luke's Health, Series C, VRDN, 4.00%, 3/1/48  4,750 4,750
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,223
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 1,920
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 2,857
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,576
20,224
ILLINOIS 4.2%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (2) 23,000 22,965
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29  (2) 5,450 5,442
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30  (2) 13,000 12,934
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 3,635
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,610
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,060
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,281
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,479
Illinois, GO, 4.00%, 6/1/32  530 501
Illinois, GO, 4.00%, 6/1/35  2,075 1,904
Illinois, GO, 5.50%, 5/1/24  1,000 1,005
Illinois, GO, 5.50%, 5/1/25  1,000 1,016
Illinois, Series 2021A, GO, 5.00%, 3/1/27  4,000 4,082
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,062
Illinois, Series A, GO, 5.00%, 3/1/24  345 346
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,074
Illinois, Series A, GO, 5.00%, 11/1/25  4,115 4,166
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,536
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 7,877
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,463
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,149
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,422
Illinois, Series A, GO, 5.00%, 5/1/29  5,090 5,219
Illinois, Series B, GO, 5.00%, 3/1/25  1,375 1,386
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,358
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 16,834
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 5,970
Illinois, Series D, GO, 5.00%, 11/1/25  20,535 20,789
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,427
Illinois, Series D, GO, 5.00%, 11/1/28  7,995 8,173
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,099
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 4,623
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 2,883
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 3,782
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 5,804
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN, 4.00%,
11/15/37  7,000 7,000
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,288
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,161
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35  2,750 2,507
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 1,737
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39  3,000 2,566
217,615
INDIANA 0.1%
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%,
1/1/29  4,250 4,280
Valparaiso, Pratt Paper, 5.875%, 1/1/24  (2) 115 115
4,395
IOWA 0.7%
Iowa Fin. Auth., Unity Point Health, Series F, VRDN, 3.90%, 7/1/41  1,795 1,795
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  33,985 33,753
35,548
KANSAS 0.2%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28)  (6) 180 189
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  3,540 3,671
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 993
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,031
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,244
8,128
KENTUCKY 0.9%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 667
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 818
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 376
Ashland, Ashland Medical Center, 5.00%, 2/1/31  460 459
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 124
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 8,618
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,103
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,244
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 997
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,239
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  23,350 22,153
45,798
LOUISIANA 0.6%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24)  (2) 8,925 8,493
Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A-1,
VRDN, 3.95%, 5/1/43  3,700 3,700
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  5,075 5,058
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29  (2) 4,400 4,371
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31  (2) 6,000 5,946
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,440
31,008
MARYLAND 3.3%
Anne Arundel County, Consolidated General Improvement Bonds,
GO, 5.00%, 10/1/40  1,970 2,075
Baltimore City, Series C, 5.00%, 7/1/27  500 501
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 3,668
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,214
Baltimore County, Consolidated Public Improvement, GO, 3.00%,
3/1/38  5,190 4,074
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Baltimore County, Metropolitan District Bonds, 84th Issue, GO,
5.00%, 3/1/41  5,960 6,228
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,603
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24  1,260 1,256
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,550 1,530
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,539
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 5,748
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/27  (2) 1,000 1,017
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28  (2) 2,400 2,445
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29  (2) 1,000 1,021
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30  (2) 1,000 1,022
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31  (2) 2,400 2,458
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32  (2) 2,500 2,560
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33  (2) 1,150 1,177
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34  (2) 2,105 2,137
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35  (2) 1,000 1,010
Maryland Economic Dev., Morgan State Univ., Series A, 5.375%,
7/1/38  1,350 1,373
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,151
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,153
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,015
Maryland HHEFA, 5.00%, 7/1/28 (Prerefunded 7/1/24)  (6) 2,275 2,290
Maryland HHEFA, 5.00%, 7/1/29 (Prerefunded 7/1/24)  (6) 2,350 2,366
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29  2,000 2,065
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30  2,180 2,246
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31  1,950 2,008
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 2,694
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,439
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,803
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,680
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,505
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,001
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  8,705 8,780
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,400 2,455
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,322
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,404
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,122
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,141
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30  (2) 1,000 1,019
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31  (2) 3,570 3,618
Maryland, Bidding Group 1, Series A, GO, 5.00%, 3/15/31  15,000 16,315
Montgomery County, Series C, GO, 5.00%, 10/1/24  11,460 11,587
Montgomery County Housing Opportunities Commission, Green
Bond, Series A, VRDN, 3.95%, 1/1/63  550 550
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 11/1/31  10,000 10,561
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23  650 650
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,401
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,003
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 4,750
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 744
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 974
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 848
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,166
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 6,248
171,730
MASSACHUSETTS 1.5%
City of Boston, Series A, GO, 5.00%, 11/1/39  5,000 5,333
Massachusetts, GO, 5.00%, 7/1/38  3,250 3,373
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,325 10,764
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,532
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,296
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 3,905
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 3,616
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 7,540
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,248
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2,
VRDN, 5.00%, 7/1/38 (Tender 1/30/25)  10,000 10,104
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/40  11,615 12,004
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/41  10,000 10,274
78,989
MICHIGAN 3.7%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25  (8) 605 609
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26  (8) 500 502
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27  (8) 1,280 1,286
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28  (8) 1,000 1,005
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30  (8) 1,200 1,205
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,299
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 8,666
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,584
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 14,269
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,116
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,724
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 9,661
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,320
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,224
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,607
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,008
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  8,890 8,984
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30  11,880 11,992
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31  3,000 3,025
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32  480 484
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  9,505 9,582
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,518
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,003
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 852
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,253
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,087
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/34  4,000 4,075
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/35  5,750 5,826
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  5,000 4,991
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,363
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 (Prerefunded 12/1/27)  (6) 155 162
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 1,756
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,083
Wayne County, Series C, 5.00%, 12/1/37  (1)(2)(8) 14,615 14,387
Wayne County Airport Auth., Series A, 5.00%, 12/1/37
(Prerefunded 12/1/23)  (6) 2,020 2,022
Wayne County Airport Auth., Series B, 4.00%, 12/1/26  (1)(2) 8,065 7,953
Wayne County Airport Auth., Series B, 5.00%, 12/1/26  (2) 3,155 3,196
Wayne County Airport Auth., Series B, 5.00%, 12/1/27  (2) 1,810 1,838
Wayne County Airport Auth., Series B, 5.00%, 12/1/28  (2) 800 809
Wayne County Airport Auth., Series B, 5.00%, 12/1/29  (2) 600 604
Wayne County Airport Auth., Series B, 5.00%, 12/1/30  (2) 1,360 1,364
Wayne County Airport Auth., Series B, 5.00%, 12/1/31  (2) 800 800
Wayne County Airport Auth., Series B, 5.00%, 12/1/32  (2) 1,450 1,450
Wayne County Airport Auth., Series B, 5.00%, 12/1/38  (2) 1,595 1,559
Wayne County Airport Auth., Series F, 5.00%, 12/1/26  (2) 3,850 3,849
Wayne County Airport Auth., Series F, 5.00%, 12/1/34  (2) 3,500 3,443
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,473
194,868
MINNESOTA 0.6%
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 5,904
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27 (Prerefunded 1/1/24)  (6) 6,500 6,509
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31 (Prerefunded 1/1/24)  (6) 3,580 3,585
Minnesota, Series A, GO, 5.00%, 8/1/37  5,865 6,270
Minnesota, Series D, GO, 5.00%, 8/1/27  7,405 7,760
30,028
MISSISSIPPI 0.1%
Mississippi Business Fin., Chevron USA Project, Series A, VRDN,
4.00%, 11/1/35  300 300
Mississippi Business Fin., Chevron USA Project, Series C, VRDN,
4.00%, 11/1/35  3,500 3,500
3,800
MISSOURI 0.7%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38  (2) 6,400 5,614
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31  (2) 3,720 3,776
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33  (2) 2,550 2,576
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  17,960 18,606
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 4,801
Saint Louis Airport, Series B, 5.00%, 7/1/24  (2)(8) 1,075 1,078
Saint Louis Airport, Series B, 5.00%, 7/1/25  (2)(8) 2,725 2,746
39,197
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 874
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 907
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 939
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,009
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,147
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 403
5,279
NEBRASKA 0.4%
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 3,994
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30  10,000 9,982
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 1,989
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32  5,805 5,768
21,733
NEVADA 0.2%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,087
Truckee Meadows Water Auth., 5.00%, 7/1/34  3,965 4,043
Truckee Meadows Water Auth., 5.00%, 7/1/35  1,195 1,217
9,347
NEW HAMPSHIRE 0.3%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  15,856 14,593
14,593
NEW JERSEY 2.6%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  10,050 10,434
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30  (2) 2,000 1,997
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 1,829
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 4,425
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/33  4,750 4,913
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/34  4,350 4,480
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27  (8) 1,200 1,230
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,022
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.25%, 7/1/28  5,000 5,005
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,420
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 5,523
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  2,000 2,094
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 5,951
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 7,813
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 2,849
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,016
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/31  5,000 5,273
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,153
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,141
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,192
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 2,702
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/40  3,275 2,906
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 4,976
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  5,355 5,523
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/24  5,000 5,051
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/24  5,225 5,278
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/35  1,800 1,837
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/36  2,500 2,534
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 5,194
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25  2,000 2,026
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/30  10,795 10,784
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/24  2,630 2,639
134,210
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEW MEXICO 0.2%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 1,953
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  6,720 6,798
8,751
NEW YORK 10.2%
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30  1,250 1,298
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,394
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/32  5,525 5,740
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  975 975
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28 (Prerefunded 2/15/24)  (6) 6,300 6,322
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 8,528
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,985 19,572
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 23,695
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 8,193
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,103
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,503
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series B, 5.00%, 2/15/26  (10) 7,425 7,645
Metropolitan Transportation Auth., Series 2012G-1, VRDN, 4.00%,
11/1/32  300 300
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24  5,000 5,027
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,055
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 10,126
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,060
Metropolitan Transportation Auth., Series E-1, VRDN, 4.00%,
11/15/50  3,060 3,060
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (1)(3)(4) 680 646
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  (3) 1,224 293
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,657
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 13,263
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 9,022
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,041
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,835
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,120
New York City, Series D-1, GO, 5.00%, 3/1/40  5,125 5,221
New York City, Series F-1, GO, 5.00%, 3/1/44  5,700 5,741
New York City, Series I, GO, 5.00%, 3/1/28  13,775 13,799
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,289
New York City Housing Dev., Sustainablity Bonds, Series C, 2.25%,
11/1/41  8,400 5,300
New York City Municipal Water Fin. Auth., Series 3B, VRDN,
4.03%, 6/15/43  500 500
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,352
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/40  5,195 5,312
New York City Municipal Water Fin. Auth., Series BB, 5.00%,
6/15/31  5,680 5,886
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 9,008
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
4.00%, 6/15/53  3,300 3,300
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 4,525
New York City Transitional Fin. Auth. Future Tax, 4.00%, 5/1/39  4,505 4,069
New York City Transitional Fin. Auth. Future Tax, Series B-1, 4.00%,
8/1/45  10,000 8,615
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 16,649
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 7,951
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,355
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 3,641
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  11,500 11,602
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,136
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/35  10,600 11,255
New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%,
11/1/27  19,480 19,732
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,210
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/37  9,320 9,772
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  11,300 11,589
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,072
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,588
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,014
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,084
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  6,930 7,264
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  7,000 6,045
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/25 (Prerefunded 11/10/23)  (6) 1,000 1,000
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/27 (Prerefunded 11/10/23)  (6) 2,830 2,831
New York State Urban Dev., Personal Income Tax, 5.00%, 9/15/31  11,105 11,944
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 19,404
New York Transportation Dev., American Airlines, 5.00%,
8/1/26  (2) 4,990 4,946
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (2) 4,980 4,812
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26  (2) 5,165 5,105
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27  (2) 1,500 1,478
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31  (2) 11,230 10,929
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/23  (2) 1,575 1,575
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24  (2) 1,250 1,253
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25  (2) 850 853
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28  (2) 1,450 1,470
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29  (2) 1,000 1,014
Port Auth. of New York & New Jersey, 5.00%, 11/1/32  (2) 4,595 4,720
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28  (2) 5,410 5,391
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26  (2) 10,185 10,322
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27  (2) 9,880 10,067
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/33  3,065 3,264
Triborough Bridge & Tunnel Auth., Series A, BAN, 5.00%, 8/15/24  7,035 7,090
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Triborough Bridge & Tunnel Auth., Senior Green Bonds, Series C,
5.00%, 11/15/41  11,065 11,348
Triborough Bridge & Tunnel Auth., Senior Green Bonds, Series C,
5.25%, 11/15/40  2,000 2,100
533,265
NORTH CAROLINA 2.0%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 1,792
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,071
Charlotte Water & Sewer, 5.00%, 7/1/24  5,000 5,040
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 17,388
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, Series E,
VRDN, 4.05%, 1/15/42  220 220
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/34  3,700 3,770
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/38  3,000 3,014
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
Series C, VRDN, 3.97%, 1/15/37  5,600 5,600
Durham County, Series A, 5.00%, 6/1/37  750 800
Durham County, Series A, 5.00%, 6/1/38  1,100 1,161
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 3,564
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
(Prerefunded 10/1/27)  (6) 4,235 4,431
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25)  (6) 10,000 10,225
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%,
1/1/33  5,205 5,291
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  705 702
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  485 480
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/31 (Prerefunded 6/1/25)  (6) 7,000 7,130
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/32 (Prerefunded 6/1/25)  (6) 2,000 2,037
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series A, 5.00%, 1/1/31  10,025 10,143
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/29  3,000 3,043
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26)  (6) 215 220
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Unrefunded Balance, Series C, 5.00%, 1/1/30  9,785 9,901
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,350 1,363
North Carolina Turnpike Auth., 5.00%, 1/1/26  (8) 1,350 1,372
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., 5.00%, 1/1/27  (8) 2,400 2,463
103,221
OHIO 1.2%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  28,445 23,269
Cleveland Airport, Series A, 5.00%, 1/1/27  (8) 1,525 1,541
Cleveland Airport, Series A, 5.00%, 1/1/28  (8) 3,055 3,087
Cleveland Airport, Series A, 5.00%, 1/1/30  (8) 1,650 1,663
Cleveland Airport, Series A, 5.00%, 1/1/31  (8) 1,000 1,006
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 4,618
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,143
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,039
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,661
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  525 525
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 798
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 549
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,472
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29
(Prerefunded 11/12/23)  (6) 1,325 1,325
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23)  (6) 2,465 2,466
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 3.97%, 1/1/43  1,700 1,700
Ohio Hosp. Fac., Cleveland Clinic Health, VRDN, 2.75%, 1/1/52
(Tender 5/1/28)  4,500 4,238
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31  5,480 5,717
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33  2,735 2,848
60,665
OREGON 0.7%
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/25  280 275
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/27  305 294
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/28  320 306
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/29  335 318
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/30  355 334
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/31  370 345
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/32  390 361
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/33  410 376
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 459
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 515
Oregon, Series A, GO, 5.00%, 5/1/36  2,750 2,971
Oregon, Series A, GO, 5.00%, 5/1/37  3,000 3,206
Oregon, Series A, GO, 5.00%, 5/1/38  2,500 2,642
Oregon, Series A, GO, 5.00%, 5/1/39  1,060 1,115
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 1,652
Oregon, Series D, GO, 5.00%, 6/1/36  1,600 1,728
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,499
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 1,832
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 5,470
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 1,559
Oregon State Fac. Auth., Peacehealth, Series B, VRDN, 3.95%,
8/1/34  500 500
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30  (2) 3,185 3,220
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31  (2) 1,685 1,688
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32  (2) 1,135 1,137
Port of Portland Airport, Series 28, 4.00%, 7/1/36  (2) 2,000 1,831
35,633
PENNSYLVANIA 1.2%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/26  (2)(8) 350 353
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27  (2)(8) 850 861
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28  (2)(8) 1,000 1,017
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30  (2)(8) 2,380 2,432
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/27  550 553
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 604
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/29  600 602
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 650
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28  (1) 2,250 2,243
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33  (1) 1,500 1,486
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,595
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,002
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 2,205
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/25  1,655 1,672
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/26  2,000 2,033
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/27  2,000 2,044
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36  (1) 4,005 3,222
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/32  800 827
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/33  2,000 2,046
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/34  1,125 1,149
Philadelphia Airport, Series C, 5.00%, 7/1/28  (2) 2,475 2,520
Philadelphia Airport, Private Activity, 4.00%, 7/1/41  (2)(8) 1,000 851
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35  (8) 3,250 3,325
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36  (8) 2,000 2,028
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37  (8) 1,605 1,612
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31  (8) 9,160 9,311
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32  (8) 10,000 10,168
60,411
PUERTO RICO 4.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (11) 12,408 6,173
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (1) 6,450 6,169
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (1) 7,470 7,024
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28  (1) 3,250 3,256
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33  (1) 13,455 13,152
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  429 415
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  9,800 5,598
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  15,705 13,656
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  3,774 3,164
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  9,528 7,737
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,757 2,126
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,928 2,944
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,456
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  10,670 10,903
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  49,272 50,681
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (4)(12) 130 32
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (4)
(12) 170 43
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (4)
(12) 500 125
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (4)(12) 630 157
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (4)(12) 2,380 595
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (4)(12) 830 207
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (4)(12) 985 246
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (4)(12) 130 33
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (4)
(12) 70 18
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (4)
(12) 6,525 1,631
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (4)
(12) 535 134
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (4)(12) 215 54
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (4)(12) 610 152
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (4)(12) 480 120
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (4)(12) 150 37
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (4)(12) 265 66
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (4)(12) 190 48
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (4)(12) 1,890 472
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (4)(12) 530 133
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (4)(12) 225 56
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,647 6,705
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  36,135 22,589
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 4,958
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  35,593 30,746
Puerto Rico Sales Tax Fin., Restructured, Series A-2-Converted,
4.329%, 7/1/40  13,192 11,396
220,207
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
RHODE ISLAND 0.2%
Central Falls Detention Fac., 7.25%, 7/15/35  (3)(4) 980 392
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  5,025 4,985
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  1,425 1,402
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  1,630 1,583
8,362
SOUTH CAROLINA 0.7%
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/29  3,010 3,075
South Carolina Jobs Economic Dev. Auth., Bon Secours Mercy
Health System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  3,030 3,062
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,185 7,252
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 8,422
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/36  2,000 1,992
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/43  4,440 4,294
Spartanburg Regional Health Services Dist., 5.00%, 4/15/30  2,140 2,215
Spartanburg Regional Health Services Dist., 5.00%, 4/15/31  2,595 2,689
Spartanburg Regional Health Services Dist., 5.00%, 4/15/32  1,340 1,389
34,390
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,119
4,119
TENNESSEE 1.5%
Chattanooga Health Ed. & Housing Fac. Board, Commonspirit
Health, Series A, 5.00%, 8/1/25  1,360 1,370
Chattanooga Health Ed. & Housing Fac. Board, Commonspirit
Health, Series A, 5.00%, 8/1/26  1,750 1,772
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/25  1,300 1,306
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/26  1,000 1,006
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/27  1,050 1,058
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/28  1,000 1,007
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/29  1,000 1,006
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 2,782
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,000 1,007
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,186
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,255 3,257
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24  (2) 670 671
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25  (2) 2,350 2,364
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO,
5.00%, 7/1/32 (Prerefunded 7/1/25)  (6) 8,000 8,150
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,283
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  11,245 11,661
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  (5) 10,000 10,477
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,017
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 7,060
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 4,959
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,050 3,990
79,389
TEXAS 9.6%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35  (8) 2,500 2,570
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33  (2) 2,000 2,027
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25  (2) 650 655
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26  (2) 2,300 2,335
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29  (2) 1,200 1,201
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31  (2) 1,550 1,546
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32  (2) 1,700 1,724
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33  (2) 1,130 1,126
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36  (2) 1,000 980
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37  (2) 2,680 2,623
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24  1,130 1,129
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 697
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,777
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,426
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,775
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,402
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 979
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24  500 499
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30  5,340 5,474
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45  4,750 4,649
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  8,435 8,569
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,521
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,391
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 6,343
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 872
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,184
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,280 1,334
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33  10,000 9,941
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29  3,840 3,894
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32
(Prerefunded 12/1/25)  (6) 5,000 5,124
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24  1,025 1,035
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25  910 929
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26  1,500 1,550
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,038
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  625 643
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 870
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,666
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28
(Prerefunded 11/1/23)  (6) 2,000 2,000
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28
(Prerefunded 11/1/23)  (6) 1,850 1,850
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,311
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/45  10,000 8,239
Grand Parkway Transportation, Tela Supported, Series A, 5.00%,
10/1/34  8,495 8,838
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 5,537
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/24  2,170 2,192
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24)  (6) 3,300 3,339
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 3.87%, 12/1/59  1,800 1,800
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,137
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,663
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,216
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35  (2) 8,350 7,734
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29  (2) 10,200 9,848
Houston Combined Utility, Series A, 4.00%, 11/15/33  1,200 1,182
Houston Combined Utility, Series A, 4.00%, 11/15/34  1,225 1,196
Houston Combined Utility, Series A, Zero Coupon, 12/1/25  (8)(10) 7,510 6,894
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 8,991
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 6,685
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,570 3,693
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31  3,275 3,350
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32  6,500 6,648
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,494
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/31  750 780
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/32  1,000 1,038
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/33  1,100 1,139
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/34  1,000 1,033
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/35  1,100 1,139
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/36  2,750 2,816
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/37  1,335 1,358
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/38  1,900 1,915
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/40  1,500 1,500
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  4,250 4,226
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  1,520 1,513
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/46  4,875 4,712
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.25%, 5/15/40  2,265 2,304
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/30  4,450 4,481
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/31  4,630 4,659
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (1)(2) 10,700 10,053
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 501
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 749
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,044
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,146
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 781
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 836
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31  3,750 3,815
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27
(Prerefunded 1/1/24)  (6) 5,525 5,534
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,272
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  10,055 10,272
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 13,690
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,612
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31
(Prerefunded 1/1/24)  (6) 10,690 10,707
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 1,850
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 3,986
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%,
1/1/31  2,000 2,024
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/25  225 225
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/26  275 275
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/25  135 135
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A, 5.00%,
7/1/40  8,775 9,148
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26  (1)(2) 300 273
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27  (1)(2) 550 481
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28  (1)(2) 525 442
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,323
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,528
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 1,754
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,224
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,529
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,678
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  20,090 20,477
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  4,460 4,489
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  10,055 9,819
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 17,473
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,023
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,529
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  7,430 7,533
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,764
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  12,285 12,326
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 7,322
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 458
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,126
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 12,835
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 8,237
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33  19,495 20,073
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/34  18,475 18,974
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,519
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,612
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28  12,080 12,184
501,643
UTAH 1.7%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 4,694
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,637
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,070
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32  (2) 3,925 3,934
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31  (2) 3,500 3,540
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32  (2) 1,825 1,841
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32  (2) 8,750 8,957
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33  (2) 6,110 6,251
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35  (2) 11,070 11,186
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34  (2) 5,000 5,091
Salt Lake City Airport, Series A, 4.00%, 7/1/41  (2)(13) 10,435 8,883
Salt Lake City Airport, Series A, 5.00%, 7/1/30  (2) 2,200 2,213
Salt Lake City Airport, Series A, 5.00%, 7/1/31  (2) 2,560 2,566
Salt Lake City Airport, Series A, 5.00%, 7/1/33  (2) 5,050 5,094
Salt Lake City Airport, Series A, 5.00%, 7/1/34  (2) 4,155 4,218
Salt Lake City Airport, Series A, 5.00%, 7/1/35  (2) 3,500 3,508
Salt Lake City Airport, Series A, 5.00%, 7/1/36  (2) 6,000 5,883
Salt Lake City Airport, Series A, 5.00%, 7/1/38  (2) 4,665 4,561
Vineyard Redev. Agency, 4.00%, 5/1/32  (8) 135 133
Vineyard Redev. Agency, 4.00%, 5/1/34  (8) 300 294
Vineyard Redev. Agency, 4.00%, 5/1/36  (8) 250 238
Vineyard Redev. Agency, 4.00%, 5/1/38  (8) 270 245
Vineyard Redev. Agency, 4.00%, 5/1/39  (8) 225 201
Vineyard Redev. Agency, 4.00%, 5/1/40  (8) 320 283
Vineyard Redev. Agency, 5.00%, 5/1/29  (8) 385 406
Vineyard Redev. Agency, 5.00%, 5/1/30  (8) 215 228
Vineyard Redev. Agency, 5.00%, 5/1/31  (8) 235 250
90,405
VIRGINIA 6.9%
Arlington County, GO, 5.00%, 6/15/36  6,000 6,481
Arlington County, GO, 5.00%, 6/15/38  9,585 10,156
Arlington County, GO, 5.00%, 6/15/39  2,040 2,155
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  555 577
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  2,265 2,352
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,405 2,491
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,031
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  13,680 14,150
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/30  2,030 2,089
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 7,756
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/30  1,400 1,503
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/31  1,450 1,555
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  2,200 2,361
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,885 4,916
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 10,688
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,701
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 2,963
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,250
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  4,795 4,915
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/23)  20,000 21,048
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,861
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,648
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,001
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27 (Prerefunded 6/15/25)  (6) 3,125 3,175
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/28 (Prerefunded 6/15/25)  (6) 3,160 3,210
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26)  (6) 1,190 1,227
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26)  (6) 3,635 3,752
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26)  (6) 5,700 5,884
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,356
Loudoun County, Series A, GO, 5.00%, 12/1/40  6,865 7,235
Loudoun County, Series A, GO, 5.00%, 12/1/41  6,530 6,854
Loudoun County Economic Dev. Auth., Public facilities, Series A,
3.00%, 12/1/37  5,000 3,888
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  3,795 3,960
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  11,840 12,222
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,306
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 987
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded
7/1/25)  (6) 7,925 8,080
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded
7/1/25)  (6) 11,755 11,985
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 4,991
Virginia College Building Auth., Series A, 5.00%, 9/1/29
(Prerefunded 9/1/26)  (6) 175 181
Virginia College Building Auth., Series A, 5.00%, 2/1/30
(Prerefunded 2/1/25)  (6) 13,800 14,002
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., 21st Century College & Equipment
Programs, 5.00%, 2/1/32  5,000 5,436
Virginia College Building Auth., 21st Century College & Equipment
Programs, 5.25%, 2/1/41  5,000 5,245
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  5,940 5,280
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25  5,500 5,600
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 8,216
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,331
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,102
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25  4,040 4,106
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 8,835
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 6,960
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/37  500 535
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 635
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,680
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  2,950 3,084
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 12,161
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30  (2) 2,000 1,861
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32  (2) 5,125 4,680
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33  (2) 3,250 2,943
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34  (2) 4,000 3,586
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35  (2) 3,660 3,265
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35  (2) 2,850 2,532
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37  (2) 7,200 6,275
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38  (2) 5,000 4,291
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33  (2) 5,000 5,071
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34  (2) 5,660 5,724
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35  (2) 5,000 5,032
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36  (2) 2,250 2,255
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37  (2) 2,000 1,976
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37  (2) 5,940 5,828
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38  (2) 2,095 2,023
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31  (2) 2,955 2,736
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 253
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,295
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,022
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/27 (Prerefunded 1/1/24)  (6) 750 751
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/28 (Prerefunded 1/1/24)  (6) 450 451
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,000 3,846
358,845
WASHINGTON 4.2%
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/41  5,345 4,740
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31 (Prerefunded 11/1/25)  (6) 13,625 13,933
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/32 (Prerefunded 11/1/25)  (6) 6,480 6,626
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  9,255 9,566
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/30  2,640 2,683
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  4,850 5,031
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/39  7,500 7,822
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 2,642
Port of Seattle, Series B, 5.00%, 10/1/25  (2) 4,845 4,916
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,009
Port of Seattle, Series C, 5.00%, 8/1/37  (2) 10,605 10,668
Port of Seattle, Intermediate Lien, 5.00%, 8/1/27  (2) 5,000 5,085
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29  (2) 8,610 8,800
Seattle Municipal Light & Power Revenue, Series A, 5.00%, 4/1/39  3,405 3,494
Seattle Municipal Light & Power Revenue, Series A, 5.00%, 3/1/42  4,950 5,089
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,137
Washington, Series B, GO, 5.00%, 6/1/39  14,945 15,642
Washington, Series B, GO, 5.00%, 2/1/40  10,190 10,609
Washington, Series B, GO, 5.00%, 6/1/40  1,900 1,980
Washington Health Care Fac. Auth., Commonspirit Health,
Series A, 5.00%, 8/1/27  2,690 2,741
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)  5,500 5,505
Washington, Bid Group 1, Series A-2024, GO, 5.00%, 8/1/39  9,000 9,426
Washington, Bid Group 3, Series R-2023A, GO, 5.00%, 8/1/35  5,735 6,217
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29  7,415 7,535
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 6/1/38  4,180 4,316
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,031
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,091
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,846
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33  4,500 4,603
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34  5,000 5,109
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34  18,485 19,069
218,961
WEST VIRGINIA 0.3%
West Virginia Hosp. Fin. Auth., University Health System Obligated
Group, Series A, 5.00%, 6/1/39  1,225 1,226
West Virginia Hosp. Fin. Auth., University Health System Obligated
Group, Series A, 5.00%, 6/1/40  1,900 1,890
West Virginia Hosp. Fin. Auth., University Health System Obligated
Group, Series A, 5.00%, 6/1/41  3,125 3,099
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 1,569
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 1,555
West Virginia Parkways Auth., 5.00%, 6/1/39  3,100 3,203
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 1,801
14,343
WISCONSIN 0.9%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 3.95%,
4/1/48  125 125
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 14,055
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 14,302
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 10,449
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 957
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,445
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 1,766
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 795
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27  (1) 1,950 1,880
T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31  (1) 1,220 1,138
46,912
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 5.42%  (14)(15) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
99.2% of Net Assets
(Cost $5,510,995) $ 5,160,854
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$112,255 and represents 2.2% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Security is in default or has failed to make a scheduled interest and/or principal payment.
(4) Non-income producing
(5) When-issued security
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by National Public Finance Guarantee Corporation
(8) Insured by Assured Guaranty Municipal Corporation
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Escrowed to maturity
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Insured by Build America Mutual Assurance Company
(14) Seven-day yield
(15) Affiliated Companies
T. ROWE PRICE Summit Municipal Intermediate Fund

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ —  ¤   ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.
T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,510,995) $ 5,160,854
Interest receivable 74,565
Receivable for investment securities sold 37,311
Receivable for shares sold 16,722
Cash 54
Due from affiliates 4
Other assets 73
Total assets 5,289,583
Liabilities
Payable for investment securities purchased 70,251
Payable for shares redeemed 12,042
Investment management fees payable 1,612
Payable to directors 1
Other liabilities 2,776
Total liabilities 86,682
NET ASSETS $ 5,202,901
T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (507,679)
Paid-in capital applicable to 483,340,977 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 5,710,580
NET ASSETS $ 5,202,901
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,135,103; Shares outstanding: 198,244,678) $ 10.77
Advisor Class
(Net assets: $4,002; Shares outstanding: 371,785) $ 10.76
I Class
(Net assets: $3,063,796; Shares outstanding: 284,724,514) $ 10.76
T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements
Year
Ended
10/31/23
Investment Income (Loss)
Interest income $ 161,436
Expenses
Investment management 19,671
Shareholder servicing
Investor Class $ 3,011
Advisor Class 7
I Class 74 3,092
Rule 12b-1 fees
Advisor Class 11
Prospectus and shareholder reports
Investor Class 89
I Class 63 152
Custody and accounting 267
Registration 141
Proxy and annual meeting 88
Legal and audit 35
Directors 18
Miscellaneous 48
Waived / paid by Price Associates (330)
Total expenses 23,193
Net investment income 138,243
Realized and Unrealized Gain / Loss –
Net realized loss on securities (75,124)
Change in net unrealized gain / loss on securities 92,533
Net realized and unrealized gain / loss 17,409
INCREASE IN NET ASSETS FROM OPERATIONS
$ 155,652
T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 138,243 $ 141,175
Net realized loss (75,124) (65,809)
Change in net unrealized gain / loss 92,533 (765,007)
Increase (decrease) in net assets from operations 155,652 (689,641)
Distributions to shareholders
Net earnings
Investor Class (56,997) (60,210)
Advisor Class (103) (95)
I Class (82,178) (80,087)
Decrease in net assets from distributions (139,278) (140,392)
Capital share transactions
*
Shares sold
Investor Class 623,442 741,932
Advisor Class 1,156 1,074
I Class 1,212,998 2,197,820
Distributions reinvested
Investor Class 50,107 53,769
Advisor Class 103 95
I Class 62,570 63,627
Shares redeemed
Investor Class (884,249) (1,347,103)
Advisor Class (1,478) (1,753)
I Class (1,411,620) (2,153,329)
Decrease in net assets from capital share
transactions (346,971) (443,868)
T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Net Assets
Decrease during period (330,597) (1,273,901)
Beginning of period 5,533,498 6,807,399
End of period $ 5,202,901 $ 5,533,498
*Share information (000s)
Shares sold
Investor Class 55,904 64,704
Advisor Class 103 96
I Class 109,442 192,220
Distributions reinvested
Investor Class 4,492 4,668
Advisor Class 9 8
I Class 5,614 5,543
Shares redeemed
Investor Class (79,713) (116,961)
Advisor Class (133) (155)
I Class (127,308) (190,272)
Decrease in shares outstanding (31,590) (40,149)
T. ROWE PRICE Summit Municipal Intermediate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal Intermediate Fund (Investor Class),
the Summit Municipal Intermediate Fund–Advisor Class (Advisor Class), and the
Summit Municipal Intermediate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
T. ROWE PRICE Summit Municipal Intermediate Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
T. ROWE PRICE Summit Municipal Intermediate Fund

2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those
T. ROWE PRICE Summit Municipal Intermediate Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
T. ROWE PRICE Summit Municipal Intermediate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ —  $ 5,160,853  $ —  $ 5,160,853
Short-Term Investments 1  —  —  1
Total $ 1  $ 5,160,853  $ —  $ 5,160,854
T. ROWE PRICE Summit Municipal Intermediate Fund

its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,184,788,000 and $1,270,779,000, respectively, for the year ended
October 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital
gains, if any) $ 2,044  $ 392
Tax-exempt income 137,234  140,000
Total distributions $ 139,278  $ 140,392
T. ROWE PRICE Summit Municipal Intermediate Fund

At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
($000s)
Cost of investments $ 5,506,911
Unrealized appreciation $ 5,580
Unrealized depreciation (351,637)
Net unrealized appreciation (depreciation) $ (346,057)
($000s)
Undistributed tax-exempt income $ 1,835
Net unrealized appreciation (depreciation) (346,057)
Loss carryforwards and deferrals (163,457)
Total distributable earnings (loss) $ (507,679)
T. ROWE PRICE Summit Municipal Intermediate Fund

for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,144,000 remain subject to repayment by the fund at October 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
T. ROWE PRICE Summit Municipal Intermediate Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
October 31, 2023, expenses incurred pursuant to these service agreements were $110,000 for Price Associates and $150,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of October 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 9,381,142 shares of the Investor Class, representing 5% of the Investor Class's net assets, and 5,864,439 shares of the I Class, representing 2% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
Investor Class Advisor Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 02/28/25
(Waived)/repaid during the period ($000s) $(328) $(2) $—
T. ROWE PRICE Summit Municipal Intermediate Fund

2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
October 31, 2023.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE Summit Municipal Intermediate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc. and
Shareholders of T. Rowe Price Summit Municipal Intermediate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Intermediate Fund (one
of the funds constituting T. Rowe Price Summit Municipal Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
T. ROWE PRICE Summit Municipal Intermediate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)
T. ROWE PRICE Summit Municipal Intermediate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,043,000 from short-term capital gains
$137,109,000 which qualified as exempt-interest dividends
T. ROWE PRICE Summit Municipal Intermediate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 576,287,890 1,922,134
Mark J. Parrell 576,305,537 1,862,809
Kellye L. Walker 576,261,181 1,952,024
Eric L. Veiel 576,308,299 1,891,554
T. ROWE PRICE Summit Municipal Intermediate Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
T. ROWE PRICE Summit Municipal Intermediate Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
T. ROWE PRICE Summit Municipal Intermediate Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Austin Applegate (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
R. Lee Arnold, Jr., CFA, CPA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kathryn A. Floyd, CFA (1982)
Vice President
Employee, T. Rowe Price
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Zach Jay (1993)
Vice President
Vice President, T. Rowe Price; formerly, Research
Analyst, National Life Group (to 2021); Research
Associate, Fidelity Management & Research
Company (to 2019)
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael Kane (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Research Analyst, GW&K
Investments (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew T. Larkin (1983)
Vice President
Vice President, T. Rowe Price
John Leard, CFA (1985)
Vice President
Assistant Vice President, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Konstantine B. Mallas (1963)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Domingo Villarruel, CFA, FRM  (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Municipal Fixed Income
Analyst, Victory Capital Management Inc. (to 2021);
Corporate Fixed Income Analyst, USAA Asset
Management Company (to 2019)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F83-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,158	$30,757
Audit-Related Fees	-	-
Tax Fees	-	1,199
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023